COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments for Non-Cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total
2012	2,800	1,366,905	1,369,705
2013	2,800	1,392,707	1,395,507
2014	2,800	1,407,604	1,410,404
2015	2,800	1,416,020	1,418,820
2016	2,800	1,408,301	1,411,101
Thereafter	767	9,896,601	9,897,368

Total	14,767	16,888,138	16,902,905